Cover Document	Sep. 09, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2026
Entity File Number	001-38196
Entity Registrant Name	DuPont de Nemours, Inc.
Entity Central Index Key	0001666700
Entity Tax Identification Number	81-1224539
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	974 Centre Road,
Entity Address, Address Line Two	Building 730
Entity Address, City or Town	Wilmington,
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19805
City Area Code	(302)
Local Phone Number	295-5783
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DD
Security Exchange Name	NYSE